SCHEDULE OF POTENTIAL SHARES OF COMMON UNITS EXCLUDED FROM DILUTED NET LOSS PER SHARE AND EFFECT WAS ANTI-DILUTIVE (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Total	24,138,333		24,138,333
Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Total		1,302,065	1,779,298
Visiox Pharmaceuticals, Inc. [Member] | Restricted Stock [Member]
Restructuring Cost and Reserve [Line Items]
Total		534,238	1,068,474
Visiox Pharmaceuticals, Inc. [Member] | Value Appreciation Rights [Member]
Restructuring Cost and Reserve [Line Items]
Total		767,827	710,824